Acquisitions and Divestitures - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Billions					3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2025 CAD ($)	Jan. 06, 2025	Dec. 27, 2024 CAD ($) shares	Dec. 27, 2024 USD ($) $ / shares shares	Apr. 30, 2025 CAD ($)	Jan. 31, 2025 CAD ($)	Apr. 30, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2024 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Impairment loss						$ 0			$ 0		$ 343
Liabilities	$ 1,352,730				$ 1,328,959	1,352,730			1,328,959		1,327,951
Property, plant and equipment	4,902				4,809	4,902			4,809		5,252
Assets	1,439,151				1,415,465	1,439,151			1,415,465		$ 1,412,027
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax					110	(62)	$ 1		48	$ (3)
Share of profit (loss) of associates and joint ventures accounted for using equity method					159	113	$ 57		272	$ 103
CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
Liabilities					726				726
Assets					985				985
Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Goodwill	589					589
Intangible assets from acquisition	151					$ 151
Impairment loss on goodwill	$ 1,362
Impairment loss									8
Proportion of ownership interest in common share		14.99%
Proportion of ownership interest in associate		20.00%
Percentage in the tier one ratio	12					12
Property, plant and equipment	$ 290					$ 290
Net cumulative foreign currency translation losses									190
Colombia, Costa Rica and Panama [Member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about business combination [line items]
Liabilities					21				21
Assets					22,000				22,000
Other Segment [Member] | CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method					12			$ 90	102
KeyCorp [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			14.90%	14.90%
Additional investment recognized gain (loss) in non-interest income | $ / shares				$ 17.2
Carrying Amount Of Investment In Associates			$ 4,100	$ 2.8
Proportion Of Initial Investment To Be Acquired In Associates				4.90%
Cash and cash equivalents in subsidiary or businesses acquired or disposed				$ 2.8
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax					95				130
Share of profit (loss) of associates and joint ventures accounted for using equity method					$ 102				$ 142
Number of Common Share Acquired For Ownership | shares			163	163
Par value per share | $ / shares				$ 17.17
Additional proportion of investment to be acquired in associates				10.00%
KeyCorp [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			14.90%	14.90%